OTHER RESERVES - Summary of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance		£ 3,734	£ 3,833	£ 4,160
Gain/(loss) on net investment hedges		68	(3)	108
Fair value loss arising on hedging instruments		5	(8)	0
Amounts reclassified to profit or loss		(58)	58	44
Share of other comprehensive loss of associates		0	0	(1)
Share cancellations	[1]		0
Net movement in own shares held by ESOP trusts		(99)	(82)	(54)
Net movement of liabilities in respect of put options		(8)	42	228	[2]
Ending balance		2,772	3,734	3,833
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance		151	187	285
Foreign exchange differences on translation of foreign operations		(201)	(70)	(404)
Gain/(loss) on net investment hedges		68	(3)	108
Fair value loss arising on hedging instruments		25	(35)	(43)
Amounts reclassified to profit or loss		(58)	58	44
Share of other comprehensive loss of associates				(1)
Gains (losses) on cost of hedging		5	(8)
Share cancellations	[1]		5
Net movement in own shares held by ESOP trusts			(8)
Net movement of liabilities in respect of put options		(2)	25	198	[2]
Ending balance		(12)	151	187
Capital redemption reserve
Disclosure of reserves within equity [line items]
Beginning balance		27	22	22
Share cancellations			5
Ending balance		27	27	22
Equity reserve
Disclosure of reserves within equity [line items]
Beginning balance		(40)	(65)	(263)
Net movement of liabilities in respect of put options		(2)	25	198
Ending balance		(42)	(40)	(65)
Hedging reserve
Disclosure of reserves within equity [line items]
Beginning balance		16	1	0
Fair value loss arising on hedging instruments		25	(35)	(43)
Amounts reclassified to profit or loss		(58)	58	44
Gains (losses) on cost of hedging		5	(8)
Ending balance		(12)	16	1
Translation reserve
Disclosure of reserves within equity [line items]
Beginning balance		148	229	526
Foreign exchange differences on translation of foreign operations		(201)	(70)	(404)
Gain/(loss) on net investment hedges		68	(3)	108
Share of other comprehensive loss of associates				(1)
Net movement in own shares held by ESOP trusts			(8)
Ending balance		£ 15	£ 148	£ 229

[1]	4In December 2024, WPP cancelled 50,367,570 treasury shares
[2]	During 2023, WPP sold a portion of its ownership of FGS Global to KKR. As part of this transaction, the previous put option granted to management shareholders was derecognised